CAPITAL MANAGEMENT - Distributions (Details) - CAD / shares	1 Months Ended
	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017
CAPITAL MANAGEMENT
Distribution (per stapled unit)	CAD 0.227	CAD 0.217	CAD 0.217	CAD 0.217	CAD 0.217	CAD 0.217	CAD 0.217	CAD 0.217	CAD 0.217	CAD 0.217	CAD 0.217	CAD 0.217